Workers Compensation (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Claim loss developement	$ 7,129,000	$ 1,234,000
Paid in losses	(1,999,000)	(28,000)
Workers' comp deposits	6,336,000	1,206,000
Less Current Amount	(1,957,000)
Long Term Balance	4,379,000
Everest Program One [Member]
Claim loss developement		572,000
Paid in losses	(149,000)
Workers' comp deposits	423,000	572,000
Less Current Amount	(159,000)
Long Term Balance	264,000
Sunz Program One [Member]
Claim loss developement	7,129,000	662,000
Paid in losses	(1,850,000)	(28,000)
Workers' comp deposits	5,913,000	$ 634,000
Less Current Amount	(1,798,000)
Long Term Balance	$ 4,115,000